Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues
Operating expenses:
General and administrative expenses	898,658	807,406
Research and development	524,183	809,255
Acquired in-process research and development		2,032,889
Stock-based compensation	664,208	259,300
Total operating expenses	2,087,049	3,908,850
Interest expense	3,840	5,140
Net loss	$ (2,090,889)	$ (3,913,990)
Net loss per share - basic	$ (0.12)	$ (0.25)
Net loss per share - diluted	$ (0.12)	$ (0.25)
Weighted average number of common shares outstanding during the period- basic	17,352,196	15,584,346
Weighted average number of common shares outstanding during the period- diluted	17,352,196	15,584,346